Trade Receivables and Reseller Financing - Summary of Movements in the Allowance Losses on Doubtful Debts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reseller Financing - Ipiranga [member]
Disclosure of financial assets [line items]
Beginning balance	R$ 139,699	R$ 104,977
Additions	30,601	34,722
Write-offs	(14,294)
Ending balance	156,006	139,699
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	385,080	347,801
Additions	189,192	287,566
Write-offs	(169,386)	(250,287)
Ending balance	R$ 404,886	R$ 385,080